Equity Incentive Plans - Schedule of Restricted Stock Units (Details) - RSUs - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Unvested at beginning balance (in shares)	34
Granted (in shares)	113	45	0
Vested (in shares)	(27)
Forfeited (in shares)	(17)
Unvested at ending balance (in shares)	103	34
Weighted average grant date fair value
Unvested beginning balance (in usd per share)	$ 4.72
Granted (in usd per share)	3.62	$ 4.56	$ 0
Vested (in usd per share)	4.31
Forfeited (in usd per share)	4.23
Unvested ending balance (in usd per share)	$ 3.70	$ 4.72